Business Combinations - Schedule of Reconciles the Elements of the Business Combination (Details) - USD ($)		12 Months Ended
	Jul. 10, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles the Elements of the Business Combination [Abstract]
Cash – Galata trust and cash, net of redemptions and Galata transaction costs	$ 42,107,655
Less: transaction costs and advisory fees incurred	(12,478,459)
Net proceeds from reverse acquisition	29,629,196			$ 29,629,196
Less: Convertible Notes Liabilities (Gross PIPE Proceeds Funded at Closing)	(35,500,000)
Less: transaction costs and advisory fees accrued	(1,333,188)
Net equity impact from Business Combination	$ (7,203,992)